Note 9 - Deferred Share Units (Tables)	3 Months Ended
Feb. 28, 2014
Deferred Compensation Arrangements Disclosure [Abstract]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
	For the three months ended
	February 28, 2014		February 28, 2013
	$	shares	$	shares

Additional paid in capital	9,181	2,325	9,813	4,609
Accrued liability	3,883	989	9,621	5,131